Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 38,781,416		$ 41,378,182
Less: Current portion	(20,093,825)		(2,499,235)
Net	18,687,591	$ 624,794	38,878,947
Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	(147,877)		(518,150)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	21,200,000		23,700,000
Unsecured convertible bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 17,729,293		$ 18,196,332